CERTIFICATION
                                 -------------

      Pursuant to Rule 497(j) of the Securities Act of 1933, Neuberger Berman Equity Funds (1933 Act File No. 002-11357; 1940 Act File No. 811-00582)
("Registrant") hereby certifies (a) that the form of the prospectus used with respect to the Trust Class of Neuberger Berman International Large Cap Fund, a series of the Registrant, does not differ from that contained in Post-Effective Amendment No. 120 ("Amendment No. 120") to the Registrant's Registration Statement and (b) that Amendment No. 120 was filed electronically.







Dated:  August 3, 2006               By:   /s/ Sheila R. James
                                           -------------------
                                           Sheila R. James
                                           Assistant Secretary

                                 CERTIFICATION

      Pursuant to Rule 497(j) of the Securities Act of 1933, Neuberger Berman Equity Funds (1933 Act File No. 002-11357; 1940 Act File No. 811-00582)
("Registrant") hereby certifies (a) that the form of the prospectus used with respect to the Institutional Class of Neuberger Berman International Large Cap Fund, a series of the Registrant, does not differ from that contained in Post-Effective Amendment No. 122 ("Amendment No. 122") to the Registrant's Registration Statement and (b) that Amendment No. 122 was filed electronically.







Dated:  August 3, 2006               By:   /s/ Sheila R. James
                                           -------------------
                                           Sheila R. James
                                           Assistant Secretary